Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio
July 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.72%Δ
Australia − 0.98%
Aurizon Holdings	447,864	$ 1,267,588
		1,267,588
China/Hong Kong − 3.89%
Jardine Matheson Holdings	37,400	1,975,313
WH Group 144A #	4,029,507	3,051,696
		5,027,009
Denmark − 0.50%
ISS †	36,712	641,599
		641,599
France − 7.08%
Bouygues	62,203	1,880,382
Cie de Saint-Gobain	32,492	1,515,097
Dassault Aviation	10,297	1,472,705
Sanofi	40,192	3,994,022
Societe Generale	12,560	281,424
		9,143,630
Germany − 4.05%
Allianz	14,626	2,656,173
Evonik Industries	105,902	2,258,858
HeidelbergCement	6,358	323,858
		5,238,889
Italy − 6.85%
Enel	747,286	3,767,269
Eni	138,502	1,664,876
Snam	682,209	3,423,010
		8,855,155
Japan − 30.27%
Coca-Cola Bottlers Japan Holdings	57,800	658,978
Denso	41,100	2,247,967
FUJIFILM Holdings	41,600	2,376,277
Fujitsu	15,800	2,118,185
Hitachi	37,100	1,878,301
Honda Motor	147,300	3,774,887
Kao	19,300	839,442
Kyocera	62,300	3,463,188
Mitsubishi Electric	204,800	2,161,506
Nippon Telegraph & Telephone	128,900	3,682,070
Otsuka Holdings	33,400	1,193,147
Secom	20,900	1,395,913
Sekisui Chemical	168,300	2,367,891
Sony Group	46,500	3,944,500
Takeda Pharmaceutical	134,100	3,934,522
Tokio Marine Holdings	41,900	2,452,823
Toyota Industries	10,400	633,251
		39,122,848
Netherlands − 4.96%
Koninklijke Philips	142,359	2,946,298
	Number of shares	Value (US $)
Common StocksΔ (continued)
Netherlands (continued)
Shell	129,777	$ 3,461,974
		6,408,272
Singapore − 4.72%
Singapore Telecommunications	1,010,600	1,911,120
United Overseas Bank	209,909	4,187,966
		6,099,086
Spain − 3.71%
Banco Santander	1,405,092	3,515,361
Red Electrica	65,233	1,282,506
		4,797,867
Sweden − 3.45%
Essity Class B	62,014	1,578,572
Telia	780,166	2,882,205
		4,460,777
Switzerland − 3.17%
Novartis	47,594	4,089,736
		4,089,736
United Kingdom − 22.78%
Associated British Foods	108,692	2,220,075
BP	702,374	3,437,604
CK Hutchison Holdings	728,500	4,832,344
Haleon †	177,287	629,997
Kingfisher	883,653	2,795,767
Lloyds Banking Group	6,682,424	3,699,779
SSE	170,572	3,684,082
Tesco	1,066,671	3,420,960
Travis Perkins	88,246	1,132,606
WPP	332,427	3,587,683
		29,440,897
United States − 2.31%
GSK	141,830	2,979,870
		2,979,870
Total Common Stocks (cost $130,172,955)		127,573,223

Short-Term Investments – 0.14%
Money Market Mutual Funds – 0.14%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.73%)	45,726	45,726
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.49%)	45,727	45,727
NQ-DTP-094 [7/22] 9/22 (2418927)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.73%)	45,727	$ 45,727
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.60%)	45,726	45,726
Total Short-Term Investments (cost $182,906)		182,906

Total Value of Securities−98.86% (cost $130,355,861)		127,756,129
Receivables and Other Assets Net of Liabilities — 1.14%		1,472,389
Net Assets Applicable to 10,091,920 Shares Outstanding — 100.00%	$129,228,518

Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of Rule 144A securities was $3,051,696, which represents 2.36% of the Portfolio's net assets.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at July 31, 2022
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(46,317)	USD	48,576	8/2/22	$—	$(98)
BNYM	GBP	(64,557)	USD	78,471	8/1/22	—	(152)
BNYM	JPY	7,431,161	USD	(55,669)	8/2/22	72	—
Total Foreign Currency Exchange Contracts						$72	$(250)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
GS – Goldman Sachs
Summary of currencies:
CHF – Swiss Franc
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
2    NQ-DTP-094 [7/22] 9/22 (2418927)